Financial Instruments (Details 7) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Purchase	R$ 7,643,425
Sale	8,183,930
Twenty Twemty Three [Member]
IfrsStatementLineItems [Line Items]
Purchase	606,571
Sale	645,966
Twenty Twemty Four [Member]
IfrsStatementLineItems [Line Items]
Purchase	752,615
Sale	810,145
Twenty Twemty Five [Member]
IfrsStatementLineItems [Line Items]
Purchase	742,114
Sale	794,957
Twenty Twemty Six [Member]
IfrsStatementLineItems [Line Items]
Purchase	738,024
Sale	734,063
Twenty Twemty Sevan [Member]
IfrsStatementLineItems [Line Items]
Purchase	673,274
Sale	620,858
Twenty Twemty Eight [Member]
IfrsStatementLineItems [Line Items]
Purchase	4,130,827
Sale	R$ 4,577,941